Fresh Start accounting - Schedule of Adjustments in Consolidated Balance Sheet (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 224,000,000			$ 355,000,000			$ 293,000,000					$ 485,000,000	$ 987,000,000
Restricted cash	55,000,000			85,000,000			160,000,000					103,000,000	135,000,000
Accounts receivable, net	143,000,000			201,000,000			158,000,000					110,000,000
Amount due from related parties, net	62,000,000			42,000,000			28,000,000					85,000,000
Other current assets	267,000,000			220,000,000			197,000,000					187,000,000
Total current assets	1,143,000,000			903,000,000			1,981,000,000					1,079,000,000
Non-current assets
Investment in associated companies	79,000,000			64,000,000		$ (152,000,000)	27,000,000					24,000,000
Drilling units				1,882,000,000
Restricted cash	70,000,000			69,000,000			63,000,000					65,000,000	83,000,000
Deferred tax assets	10,000,000			10,000,000			10,000,000					9,000,000
Equipment				9,000,000
Other non-current assets (u)	23,000,000			42,000,000			27,000,000					45,000,000
Total non-current assets	1,839,000,000			2,076,000,000			1,916,000,000					2,899,000,000
Total assets	2,982,000,000			2,979,000,000			3,897,000,000					3,978,000,000
Current liabilities
Trade accounts payable				59,000,000
Other current liabilities	273,000,000			291,000,000			219,000,000					277,000,000
Total current liabilities	417,000,000			350,000,000			1,255,000,000					6,562,000,000
Liabilities subject to compromise					$ 6,237,000,000		6,235,000,000
Non-current liabilities
Long-term debt	982,000,000			951,000,000			5,545,000,000				$ 6,200,000,000	5,545,000,000
Deferred tax liabilities	9,000,000			6,000,000			9,000,000					10,000,000
Other non-current liabilities	152,000,000			173,000,000			112,000,000					120,000,000
Total non-current liabilities	1,111,000,000			1,130,000,000			123,000,000					556,000,000
EQUITY
Common shares of par value	500,000	$ 500,000	$ 500,000		500,000		10,038,444					10,038,444	10,000,000
Additional paid-in capital	1,499,000,000						3,504,000,000					3,504,000,000
Accumulated other comprehensive loss	3,000,000						(15,000,000)					(26,000,000)
Retained (deficit)/earnings	(48,000,000)						(7,215,000,000)					(6,628,000,000)
Total equity	1,454,000,000	$ 1,470,000,000	$ 1,503,000,000	1,499,000,000	1,499,000,000		(3,716,000,000)	$ (3,825,000,000)	$ (3,740,000,000)	$ (3,451,000,000)		(3,140,000,000)	$ 1,793,000,000	$ 3,035,000,000
Total liabilities and equity	$ 2,982,000,000			2,979,000,000			3,897,000,000					$ 3,978,000,000
Successor [Member]
EQUITY
Additional paid-in capital				1,499,000,000
Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents				19,000,000
Accounts receivable, net				32,000,000
Other current assets				23,000,000
Total current assets				74,000,000
Non-current assets
Drilling units				307,000,000
Deferred tax assets				1,000,000
Other non-current assets (u)				3,000,000
Total non-current assets				311,000,000
Total assets				385,000,000
Current liabilities
Trade accounts payable				6,000,000
Other current liabilities				58,000,000
Total current liabilities				64,000,000
Liabilities subject to compromise					118,000,000
Non-current liabilities
Other non-current liabilities				2,000,000
Total non-current liabilities				2,000,000
EQUITY
Total equity				319,000,000
Total liabilities and equity				$ 385,000,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents					74,000,000
Restricted cash					(50,000,000)
Other current assets					(17,000,000)
Total current assets					7,000,000
Non-current assets
Drilling units					(175,000,000)
Total non-current assets					(175,000,000)
Total assets					(168,000,000)
Current liabilities
Other current liabilities					52,000,000
Total current liabilities					52,000,000
Liabilities subject to compromise					(6,237,000,000)
Non-current liabilities
Long-term debt					951,000,000
Total non-current liabilities					951,000,000
EQUITY
Additional paid-in capital					1,499,000,000
Accumulated other comprehensive loss					1,000,000
Retained (deficit)/earnings					7,080,000,000
Total equity					5,066,000,000
Total liabilities and equity					(168,000,000)
Reorganization Adjustments | Predecessor [Member]
EQUITY
Common shares of par value					(10,000,000)
Additional paid-in capital					(3,504,000,000)
Reorganization Adjustments | Discontinued Operations [Member]
Current liabilities
Liabilities subject to compromise					(118,000,000)
EQUITY
Total equity					118,000,000
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents					281,000,000
Restricted cash					135,000,000
Accounts receivable, net					201,000,000
Amount due from related parties, net					42,000,000
Other current assets					206,000,000
Total current assets					865,000,000
Non-current assets
Investment in associated companies					81,000,000
Drilling units					1,778,000,000
Restricted cash					69,000,000
Deferred tax assets					9,000,000
Equipment					11,000,000
Other non-current assets (u)					13,000,000
Total non-current assets					1,961,000,000
Total assets					2,826,000,000
Current liabilities
Trade accounts payable					59,000,000
Other current liabilities					222,000,000
Total current liabilities					281,000,000
Liabilities subject to compromise					6,237,000,000		(310,000,000)
Non-current liabilities
Deferred tax liabilities					7,000,000
Other non-current liabilities					110,000,000
Total non-current liabilities					117,000,000
EQUITY
Accumulated other comprehensive loss					(1,000,000)
Retained (deficit)/earnings					(7,322,000,000)
Total equity					(3,809,000,000)
Total liabilities and equity					2,826,000,000
Reorganization, chapter 11, predecessor, before adjustment | Predecessor [Member]
EQUITY
Common shares of par value					10,000,000
Additional paid-in capital					3,504,000,000
Reorganization, chapter 11, predecessor, before adjustment | Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents					19,000,000
Accounts receivable, net					32,000,000
Other current assets					12,000,000
Total current assets					63,000,000
Non-current assets
Drilling units					344,000,000
Deferred tax assets					1,000,000
Total non-current assets					345,000,000
Total assets					408,000,000
Current liabilities
Trade accounts payable					6,000,000
Other current liabilities					58,000,000
Total current liabilities					64,000,000
Liabilities subject to compromise					118,000,000		$ (14,000,000)
Non-current liabilities
Other non-current liabilities					2,000,000
Total non-current liabilities					2,000,000
EQUITY
Total equity					224,000,000
Total liabilities and equity					408,000,000
Reorganization, chapter 11, fresh-start adjustment
Reorganization, Chapter 11 [Line Items]
Other current assets					31,000,000
Total current assets					31,000,000
Non-current assets
Investment in associated companies					(17,000,000)
Drilling units					279,000,000
Deferred tax assets					1,000,000
Equipment					(2,000,000)
Other non-current assets (u)					29,000,000
Total non-current assets					290,000,000
Total assets					321,000,000
Current liabilities
Other current liabilities					17,000,000
Total current liabilities					17,000,000
Non-current liabilities
Deferred tax liabilities					(1,000,000)
Other non-current liabilities					63,000,000
Total non-current liabilities					62,000,000
EQUITY
Retained (deficit)/earnings					242,000,000
Total equity					242,000,000
Total liabilities and equity					321,000,000
Reorganization, chapter 11, fresh-start adjustment | Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Other current assets					11,000,000
Total current assets					11,000,000
Non-current assets
Drilling units					(37,000,000)
Other non-current assets (u)					3,000,000
Total non-current assets					(34,000,000)
Total assets					(23,000,000)
EQUITY
Total equity					(23,000,000)
Total liabilities and equity					$ (23,000,000)